INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
INVESTMENTS
Changes in fair value of the available-for-sale investments, net of tax	¥ (2,362)	$ (371)	¥ 3,546	¥ 3,839
Available-for-sale investments
Fair value	177,360		175,515		$ 27,832
Available-for-sale investments
INVESTMENTS
Interest income	5,238		11,454	24,394
Impairment loss	0		0	0
Changes in fair value of the available-for-sale investments, net of tax	(2,362)		3,546	3,839
Held-to-maturity investments
INVESTMENTS
Held-to-maturity investments, allowance for credit loss	0		0	0
Interest income	2,963		73	¥ 5,833
Debt securities
Available-for-sale investments
Cost	175,468		171,189
Unrealized gains in accumulated other comprehensive (loss)/income	2,197		4,559
Impact of exchange rate	(305)		(233)
Fair value	¥ 177,360		¥ 175,515